ORGANIZATION (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Subsidiary or Equity Method Investee [Line Items]
Number of VIEs not subject to consolidation	2
Variable interest entities carrying value	$ 33.6
Loans Receivable [Member]
Subsidiary or Equity Method Investee [Line Items]
Variable interest entities carrying value	9.1
Loans Receivable [Member] | Prior Year [Member]
Subsidiary or Equity Method Investee [Line Items]
Variable interest entities carrying value	0.3
Direct material and labor input and those general and administrative expenses allocable to the projects [Member]
Subsidiary or Equity Method Investee [Line Items]
Variable interest entities carrying value	$ 24.2